Segment Information - Summary Information by Segment (Paranthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Impairment of goodwill	¥ 152,890
Internet Business [Member]
Depreciation and amortization expenses	2,512	$ 344	¥ 3,925	¥ 3,839
Other Operating Segment [Member]
Depreciation and amortization expenses	48,941	6,705	¥ 31,337	¥ 49,186
Impairment of goodwill	¥ 152,890	$ 20,946